Note 7 - Income Taxes - Reconciliation of Federal Statutory Income Tax Rate to Effective Tax Rate (Details)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Income tax expense (benefit) at U.S. federal statutory rate	(21.00%)	21.00%
Current year state and local income taxes net of federal income tax benefit	(2.40%)	3.50%
Other	0.20%	0.80%
Provision for (benefit from) income taxes	(23.20%)	25.30%